Summary of Significant Accounting Policies - Finance Receivables Held for Sale, Net (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Finance receivable, allowance	$ 0.9	$ 0.2